Stock-Based Compensation Plans - Summary of Option Activity (Details) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares
Stock-Based Compensation Plans
Weighted-Average Remaining Contractual Life (Year)	4 years 7 months 6 days	4 years 4 months 24 days
Granted, shares (in shares) | shares	354,699
Granted, weighted-average exercise price (in dollars per share) | $ / shares	$ 62.57
Exercised, shares (in shares) | shares	(32,337)
Exercised, weighted-average exercise price (in dollars per share) | $ / shares	$ 26.51
Forfeited, shares (in shares) | shares	(13,663)
Forfeited, weighted-average exercise price (in dollars per share) | $ / shares	$ 53.06
Number of Stock Options Outstanding (in shares) | shares	1,627,978	1,319,279
Weighted-Average Exercise Price (in dollars per share) | $ / shares	$ 46.34	$ 42.35
Aggregate Intrinsic Value | $	$ 41.5
Aggregate Intrinsic Value | $	$ 37.4	$ 41.5
Vested or expected to vest, shares (in shares) | shares	1,627,978
Vested or expected to vest, weighted-average exercise price (in dollars per share) | $ / shares	$ 46.34
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 7 months 6 days
Vested or expected to vest, aggregate intrinsic value | $	$ 37.4
Exercisable, shares (in shares) | shares	827,223
Exercisable, weighted-average exercise price (in dollars per share) | $ / shares	$ 36.69
Exercisable, weighted-average remaining contractual life (Year)	3 years 6 months
Exercisable, aggregate intrinsic value | $	$ 26.9